PIPE CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Pipe Convertible Notes
SCHEDULE OF PIPE CONVERTIBLE NOTES PAYABLE

PIPE Convertible Notes payable consisted of the following:

Total PIPE Convertible Notes, net at December 31, 2024	$4,068,953
PIPE Convertible Notes issued	2,800,000
Less: Debt Discount associated with OID	(280,000)
PIPE Convertible Notes, net	6,588,953
Less: Gross PIPE Convertible Note principal converted into Class A common stock	(3,213,000)
Add: Accretion of debt discount	359,037
3,734,990
Less current portion	(3,734,990)
Total PIPE Convertible Notes, net at June 30, 2025	$-

PIPE Convertible Notes payable consisted of the following as of December 31, 2024:

PIPE Convertible Note - Tranche 1 - February 7, 2024	$4,650,000
PIPE Convertible Note - Tranche 2 - November 7, 2024	3,570,594
PIPE Convertible Note - Tranche 2 - December 16, 2024	2,100,000
10,320,594
Less Debt Discount associated with OID and Warrants	(1,147,319)
PIPE Convertible Notes, net	9,173,275
Less gross PIPE Convertible Note principal converted into Class A common stock	(5,832,600)
Add accretion of debt discount	728,278
Total PIPE Convertible Notes, net	$4,068,953